FINANCE INCOME AND COSTS (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest expense:
Loans and notes	₽ 22,131	₽ 22,982	₽ 25,154
Amortization of debt issuance costs	623	683	732
Finance lease obligations	954	855	756
Provisions: unwinding of discount	91	94	77
Total interest expense	23,799	24,614	26,719
Loss on financial instruments	2,486	25	210
Other finance costs(2)	86	2,885	378
Total finance costs	26,371	27,524	27,307
Less: amounts capitalized on qualifying assets (1)	(307)	(388)	(885)
Finance costs	26,064	27,136	26,422
Finance income on loans and receivables
Interest income on bank deposits	4,818	4,277	7,187
Interest income on loans	330	510	728
Other finance income	400	486	453
Finance income	5,548	5,273	8,368
Net finance costs	₽ 20,516	₽ 21,863	₽ 18,054
Annual weighted average capitalization rates	8.20%	8.30%	8.30%